Intangible Assets Including Goodwill (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in Goodwill Balances
Beginning Balance	$ 26,213	$ 25,136
Goodwill Additions	2,894	1,291
Purchase Price Adjustments	(30)	2
Divestitures	(22)	(13)
Foreign Currency Translation and Other Adjustments	192	(203)
Ending Balance	29,247	26,213
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,313	4,329
Goodwill Additions	5	14
Purchase Price Adjustments	0	0
Divestitures	(2)	(10)
Foreign Currency Translation and Other Adjustments	42	(20)
Ending Balance	4,357	4,313
Global Technology Services
Changes in Goodwill Balances
Beginning Balance	2,646	2,704
Goodwill Additions	264
Purchase Price Adjustments		(1)
Divestitures	0	(2)
Foreign Currency Translation and Other Adjustments	6	(55)
Ending Balance	2,916	2,646
Software
Changes in Goodwill Balances
Beginning Balance	18,121	16,963
Goodwill Additions	2,182	1,277
Purchase Price Adjustments	(30)	10
Divestitures	(6)	(2)
Foreign Currency Translation and Other Adjustments	137	(127)
Ending Balance	20,405	18,121
Systems and Technology
Changes in Goodwill Balances
Beginning Balance	1,133	1,139
Goodwill Additions	443
Purchase Price Adjustments	0	(6)
Divestitures	(14)
Foreign Currency Translation and Other Adjustments	6	0
Ending Balance	$ 1,568	$ 1,133